NET FINANCIAL RESULT (Tables)	12 Months Ended
Dec. 31, 2024
NET FINANCIAL RESULT
Schedule of net financial result

	12/31/2024	12/31/2023	12/31/2022
Financial expenses
Interest on loans, financing and debentures (1)	(4,453,739)	(3,636,730)	(3,648,330)
Amortization of transaction costs (2)	(80,099)	(67,353)	(69,881)
Interest expenses on lease liabilities (3)	(451,148)	(441,596)	(433,613)
Amortization of fair value adjustment			(18,887)
Other	(556,917)	(513,483)	(419,659)
	(5,541,903)	(4,659,162)	(4,590,370)

Financial income
Cash and cash equivalents and marketable securities	1,598,111	1,668,408	818,780
Other	139,323	157,241	148,230
	1,737,434	1,825,649	967,010
Results from derivative financial instruments
Income	2,669,394	10,149,730	11,969,288
Expenses	(11,782,077)	(4,623,016)	(5,207,721)
	(9,112,683)	5,526,714	6,761,567
Monetary and exchange rate variations, net
Exchange rate variations on loans, financing and debentures	(17,728,324)	4,185,675	3,949,020
Leases	(613,124)	180,112	186,241
Other assets and liabilities (4)	2,456,455	(1,278,060)	(840,668)
	(15,884,993)	3,087,727	3,294,593
Net financial result	(28,802,145)	5,780,928	6,432,800
(1)Excludes R$959,968 arising from capitalized loan costs, substantially related to property, plant and equipment in progress of the Cerrado Project for the year ended December 31, 2024 (R$1,160,364 as at December 31, 2023).
(2)On December 31, 2023, in the consolidated statements, the balance of R$19 relating to transaction costs with loans and financing was recognized directly in the income statement.
(3)Includes R$249,135 referring to the reclassification to the biological assets item for the composition of the formation cost (R$223,055 as of December 31, 2023).
(4)Includes effects of exchange rate variations of trade accounts receivable, trade accounts payable, cash and cash equivalents, marketable securities and others.